Equity (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital
Changes in the Group's equity during the six months ended June 30, 2023 were as follows:

	Class A Shares	Class B Shares	Share capital	Other contributed capital
Balance as of January 1, 2023	467,677,673	1,642,233,575	(21,165)	(3,584,232)
Equity-settled share-based payment	236,575	—	(2)	(2,656)
Balance as of June 30, 2023	467,914,248	1,642,233,575	$(21,167)	$(3,586,888)